Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2012
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2012